INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Deferred Income Tax Line Items
UNRECOGNIZED DEFERRED INCOME TAX ASSET	$ 6,273,001	$ 6,428,532
Mineral property interests [Member]
Disclosure Of Deferred Income Tax Line Items
UNRECOGNIZED DEFERRED INCOME TAX ASSET	400,811	1,212,247
Non-capital losses [Member]
Disclosure Of Deferred Income Tax Line Items
UNRECOGNIZED DEFERRED INCOME TAX ASSET	5,437,407	4,848,123
Property and equipment [Member]
Disclosure Of Deferred Income Tax Line Items
UNRECOGNIZED DEFERRED INCOME TAX ASSET	189,043	187,968
Other items [Member]
Disclosure Of Deferred Income Tax Line Items
UNRECOGNIZED DEFERRED INCOME TAX ASSET	$ 245,740	$ 180,194